SUMMARY OF RESULTS OF OPERATIONS FOR REPORTING SEGMENTS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Total revenues	$ 3,906	$ 6,648	$ 35,925	$ 26,690
Expenses:
Patient care expense	2,537	2,343	20,453	9,243
Facility rent expense	149	1,639	4,876	6,464
Cost of management fees	141	179	619	672
Depreciation and amortization	510	613	2,404	2,591
General and administrative expense	1,206	1,123	4,652	3,931
Doubtful accounts expense (recovery)	16	1,761	4,916	182
Loss on disposal of assets			1,417
Loss on Lease Termination			1,436
Other operating expenses	92	329	1,974	1,074
Total expenses	4,651	7,987	42,747	24,157
Loss from operations	(745)	(1,339)	(6,822)	2,533
Other expense:
Interest expense, net	680	653	2,529	2,669
(Gain) Loss on extinguishment of debt			452	(146)
Other (income) expense, net			(2,936)	1,192
Total other expense, net	1,247	1,588	45	3,715
Net loss	(1,992)	(2,927)	(6,867)	(1,182)
Other expense, net	567	935
Health Care, Patient Service [Member]
Revenues:
Other revenues	1,916	2,311	22,060	9,485
Rental Revenue [Member]
Revenues:
Other revenues	1,708	4,065	12,794	16,093
Management Service [Member]
Revenues:
Other revenues	278	265	1,045	1,021
Product and Service, Other [Member]
Revenues:
Other revenues	4	7	26	91
Real Estate Service Segment [Member]
Revenues:
Total revenues	1,990	4,337	13,865	17,205
Expenses:
Patient care expense
Facility rent expense	149	1,341	4,050	5,274
Cost of management fees	141	179	619	672
Depreciation and amortization	507	607	2,371	2,575
General and administrative expense	1,042	1,020	3,458	3,427
Doubtful accounts expense (recovery)		1,711	4,298	(78)
Loss on disposal of assets			1,296
Loss on Lease Termination			1,436
Other operating expenses	79	289	631	1,016
Total expenses	1,918	5,147	18,159	12,886
Loss from operations	72	(810)	(4,294)	4,319
Other expense:
Interest expense, net	678	631	2,567	2,653
(Gain) Loss on extinguishment of debt			452	(146)
Other (income) expense, net			(987)	1,192
Total other expense, net	1,028	1,566	2,032	3,699
Net loss	(956)	(2,376)	(6,326)	620
Other expense, net	350	935
Real Estate Service Segment [Member] | Health Care, Patient Service [Member]
Revenues:
Other revenues
Real Estate Service Segment [Member] | Rental Revenue [Member]
Revenues:
Other revenues	1,708	4,065	12,794	16,093
Real Estate Service Segment [Member] | Management Service [Member]
Revenues:
Other revenues	278	265	1,045	1,021
Real Estate Service Segment [Member] | Product and Service, Other [Member]
Revenues:
Other revenues	4	7	26	91
Healthcare Services Segment [Member]
Revenues:
Total revenues	1,916	2,311	22,060	9,485
Expenses:
Patient care expense	2,537	2,343	20,453	9,243
Facility rent expense		298	826	1,190
Cost of management fees
Depreciation and amortization	3	6	33	16
General and administrative expense	164	103	1,194	504
Doubtful accounts expense (recovery)	16	50	618	260
Loss on disposal of assets			121
Loss on Lease Termination
Other operating expenses	13	40	1,343	58
Total expenses	2,733	2,840	24,588	11,271
Loss from operations	(817)	(529)	(2,528)	(1,786)
Other expense:
Interest expense, net	2	22	(38)	16
(Gain) Loss on extinguishment of debt
Other (income) expense, net			(1,949)
Total other expense, net	219	22	(1,987)	16
Net loss	(1,036)	(551)	(541)	(1,802)
Other expense, net	217
Healthcare Services Segment [Member] | Health Care, Patient Service [Member]
Revenues:
Other revenues	1,916	2,311	22,060	9,485
Healthcare Services Segment [Member] | Rental Revenue [Member]
Revenues:
Other revenues
Healthcare Services Segment [Member] | Management Service [Member]
Revenues:
Other revenues
Healthcare Services Segment [Member] | Product and Service, Other [Member]
Revenues:
Other revenues